Intangible assets	12 Months Ended
Dec. 31, 2014
Intangible assets

Note 7. Intangible assets

The following tables summarize intangible assets by categories for the periods presented:

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$26,204	$(9,971)	$16,233
Developed technology	42,878	(19,443)	23,435
Software	23,687	(11,748)	11,939
Brand and domain names and other intangibles	11,046	(3,379)	7,667
Indefinite-lived trade names and other intangibles	303	—	303

Total	$104,118	$(44,541)	$59,577

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$95,771	$(16,660)	$79,111
Developed technology	52,275	(29,536)	22,739
Software	25,832	(15,648)	10,184
Brand and domain names and other intangibles	14,752	(5,254)	9,498
Indefinite-lived trade names and other intangibles	303	—	303

Total	$188,933	$(67,098)	$121,835

The major additions are primarily through business combination in the year ended December 31, 2014 (Note 3).

Amortization expense was $11,250, $16,814 and $24,511 in the year ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2013 and 2014, intangible assets with a carrying value of $23,195 and $32,653 respectively, have been pledged as collateral to the long term debt (Note 12).

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2014, is estimated as follows:

2015	$32,821
2016	26,753
2017	20,818
2018	13,247
2019	10,404
Thereafter	17,489

Total	$121,532

During the financial year 2012, the Company recorded an impairment loss on software of $71 as a result of a restructuring.